UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STOCKCAR STOCKS INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2005 (Unaudited)

NUMBER OF SHARES		MARKET VALUE

COMMON STOCKS (94.75%)
AMUSEMENT AND RECREATION SERVICES (6.35%)
22,000	Dover Motorsports, Inc.	$ 132,000
2,225	International Speedway Corp. - Class A	125,134
3,000	Speedway Motorsports, Inc.	109,680
		366,814
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (5.04%)
2,700	Advance Auto Parts, Inc. (a)	174,285
7,000	CSK Auto Corporation (a)	116,760
		291,045
BUILDING MATERIALS, HARDWARE AND GARDEN SUPPLY (4.01%)
2,850	The Home Depot, Inc.	110,865
2,075	Lowe's Companies, Inc.	120,807
		231,672
BUSINESS SERVICES (3.81%)
4,700	Aaron Rents, Inc.	116,983
9,500	United Online, Inc.	103,075
		220,058
CHEMICALS AND ALLIED PRODUCTS (5.78%)
2,425	E.I du Pont de Nemours and Co.	104,299
4,400	Pfizer, Inc.	121,352
2,050	The Procter & Gamble Co. (Tide)	108,138
		333,789
COMMUNICATIONS (6.03%)
2,000	ALLTELL Corp.	124,560
2,115	Bell South Corp.	56,196
3,500	Nextel Communications, Inc. - Class A (a)	113,085
2,300	SBC Communications, Inc.	54,625
		348,466
DEPOSITORY INSTITUTIONS (1.86%)
4,100	MBNA Corp.	107,256

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.71%)
3,225	General Electric Co. (NBC)	111,746
10,250	Infineon Technologies (a) (b)	94,813
15,425	Sirius Satellite Radio, Inc. (a)	99,954
2,400	XM Satellite Radio Holdings, Inc. (a)	80,784
		387,297
FOOD AND KINDRED PRODUCTS (13.28%)
2,325	Anheuser-Busch Companies, Inc.	106,369
2,850	The Coca-Cola Co.	118,988
4,000	ConAgra Foods, Inc.	92,640
2,400	General Mills, Inc. (Cheerios)	112,296
1,550	Molson Coors Brewing Co.	96,100
2,625	Kellog Co.	116,655
2,300	PepsiCo, Inc.	124,039
		767,086
GENERAL MERCHANDISE STORES (2.13%)
2,265	Target Corp.	123,239

HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES (1.44%)
3,600	RadioShack Corp.	83,412

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (4.21%)
1,325	The Black & Decker Corp.	119,051
1,300	Caterpillar, Inc.	123,903
		242,954
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.73%)
3,150	Georgia-Pacific Corp.	100,170

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (3.33%)
1,200	Fedex Corporation	97,212
1,375	United Parcel Service, Inc. - Class B	95,095
		192,307
PETROLEUM REFINING AND RELATED INDUSTRIES (7.32%)
2,250	Chevron Texaco Corp.	125,820
2,300	Exxon Mobile Corp.	132,181
1,450	Sunoco, Inc.	164,836
		422,837
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (1.70%)
3,650	Eastman Kodak Co.	98,002

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.84%)
6,300	The News Corporation Ltd. - ADR (b)	106,218

RUBBER AND MISCELLANEOUS PRODUCTS (4.14%)
8,025	The Goodyear Tire & Rubber Co. (a)	119,573
5,000	Newell Rubbermaid, Inc.	119,200
		238,773
TRANSPORTATION EQUIPMENT (5.70%)
2,450	DaimlerChrysler (c)	99,250
13,000	Delphia Corp.	60,450
8,250	Ford Motor Co.	84,480
2,500	General Motors Corp.	85,000
		329,180
TRANSPORTATION EQUIPMENT (5.83%)
10,400	Action Performance Companies, Inc. (a)	91,728
2,675	Genuine Parts Co. (NAPA)	109,916
3,600	RC2 Corp. (a)	135,252
		336,896
WHOLESALE TRADE - NON-DURABLE GOODS (2.49%)
2,000	Ashland, Inc. (Valvoline)	143,740

	TOTAL COMMON STOCK (cost $4,859,874) - 94.75%	5,471,208

UNIT INVESTMENT TRUST (2.27%)
1,100	Standard & Poors Depository Receipts	131,021

SHORT-TERM INVESTMENTS (3.17%)
183,231	First Amer Prime Obligation Fund Class Y 2.73% (d)	183,231

	TOTAL INVESTMENTS (cost $5,172,179) - 100.19%	5,785,460

	Liabilities in excess of other Assets (.19%)	(11,053)

	Net Assets	$ 5,774,407

(a) Non-Income producing securities
(b) ADR - American Depositary Receipts
(c) Foreign Security or U.S. security of a foreign company
(d) Variable Rate Security. The rate shown is the rate in effect on June 30,2005

NOTES TO FINANCIAL STATEMENTS
Stockcar Stocks Index Fund
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,172,179 amounted to $ 613,281 which consisted of aggregate gross unrealized appreciation of $1,178,388 and aggregate gross unrealized depreciation of $565,107.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date August 29, 2005

By /s/Angelo Alleca

Treasurer

Date August 29, 2005